UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

lord abbett Trust I

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2020

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett

Climate Focused Bond Fund

Short Duration High Yield Fund

For the period ended July 31, 2020

Important Information on Paperless Delivery

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Fund at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

7	Climate Focused Bond Fund

18	Short Duration High Yield Fund

33	Statements of Assets and Liabilities

35	Statements of Operations

36	Statements of Changes in Net Assets

38	Financial Highlights

42	Notes to Financial Statements

59	Report of Independent Registered Public Accounting Firm

60	Supplemental Information to Shareholders

Lord Abbett Trust I
Lord Abbett Climate Focused Bond Fund and
Lord Abbett Short Duration High Yield Fund
Annual Report

For the period ended July 31, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the period of April 22, 2020, commencement of operations for Short Duration High Yield Fund and the period of May 20, 2020, commencement of operations for Climate Focused Bond Fund through its period ended July 31, 2020. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 22, 2020, commencement of operations for Short Duration High Yield Fund and May 20, 2020, commencement of operations for Climate Focused Bond Fund through July 31, 2020).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 4/22/20, commencement of operations for Short Duration High Yield Fund and 5/20/20, commencement of operations for Climate Focused Bond Fund – 7/31/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Climate Focused Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			5/20/20 –
	5/20/20	7/31/20	7/31/20
Class A
Actual	$1,000.00	$1,034.70	$1.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,008.56	$1.28
Class C
Actual	$1,000.00	$1,033.20	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,006.98	$2.86
Class F
Actual	$1,000.00	$1,035.20	$0.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,008.95	$0.89
Class F3
Actual	$1,000.00	$1,035.30	$0.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,009.09	$0.75
Class I
Actual	$1,000.00	$1,035.20	$0.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,008.95	$0.89
Class R3
Actual	$1,000.00	$1,034.10	$1.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.97	$1.88
Class R4
Actual	$1,000.00	$1,034.60	$1.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,008.46	$1.38
Class R5
Actual	$1,000.00	$1,035.10	$0.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,008.95	$0.89
Class R6
Actual	$1,000.00	$1,035.30	$0.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,009.09	$0.75

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.45% for Class C, 0.45% for Class F, 0.38% for Class F3, 0.45% for Class I, 0.95% for Class R3, 0.70% for Class R4, 0.45% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 72/366 (to reflect the period May 20, 2020, commencement of operations, to July 31, 2020.)

Portfolio Holdings Presented by Sector

July 31, 2020

Sector*	%**
Asset-Backed	0.46%
Automotive	1.67%
Banking	8.70%
Basic Industry	4.56%
Capital Goods	6.92%
Consumer Goods	0.83%
Energy	1.29%
Financial Services	1.23%
Foreign Government	21.09%
Healthcare	1.55%
Insurance	0.33%
Mortgage-Backed	0.46%
Municipal	5.31%
Real Estate	1.46%
Retail	1.82%
Services	5.86%
Technology & Electronics	5.13%
Telecommunications	1.48%
Transportation	2.37%
Utility	22.97%
Repurchase Agreement	4.51%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			4/22/20 –
	4/22/20	7/31/20	7/31/20
Class A
Actual	$1,000.00	$1,075.60	$2.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,011.72	$1.95
Class C
Actual	$1,000.00	$1,073.40	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,009.54	$4.15
Class F
Actual	$1,000.00	$1,076.10	$1.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.27	$1.40
Class F3
Actual	$1,000.00	$1,076.30	$1.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.46	$1.21
Class I
Actual	$1,000.00	$1,076.10	$1.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.27	$1.40
Class R3
Actual	$1,000.00	$1,074.80	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.90	$2.77
Class R4
Actual	$1,000.00	$1,075.40	$2.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,011.58	$2.09
Class R5
Actual	$1,000.00	$1,076.10	$1.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.27	$1.40
Class R6
Actual	$1,000.00	$1,076.30	$1.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.46	$1.21

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.71% for Class A, 1.51% for Class C, 0.51% for Class F, 0.44% for Class F3, 0.51% for Class I, 1.01% for Class R3, 0.76% for Class R4, 0.51% for Class R5 and 0.44% for Class R6) multiplied by the average account value over the period, multiplied by 100/366 (to reflect the period April 22, 2020, commencement of operations, to July 31, 2020.)

Portfolio Holdings Presented by Sector

July 31, 2020

Sector*	%**
Auto	9.28%
Basic Industry	1.85%
Consumer Cyclical	9.34%
Consumer Discretionary	5.22%
Consumer Services	4.47%
Consumer Staples	2.73%
Energy	15.27%
Financial Services	14.38%
Health Care	8.42%
Integrated Oils	0.70%
Materials & Processing	11.41%
Other	0.03%
Producer Durables	1.30%
Technology	7.98%
Telecommunications	4.68%
Transportation	1.26%
Utilities	1.68%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

CLIMATE FOCUSED BOND FUND July 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.58%

ASSET-BACKED SECURITIES 0.46%

Automobiles 0.46%
Tesla Auto Lease Trust 2020-A A3†(a) (cost $49,990)	0.68%	12/20/2023	$50	$50,007	(b)

CONVERTIBLE BONDS 1.30%

Automakers 0.21%
Tesla, Inc.	2.00%	5/15/2024	5	23,119

Consumer/Commercial/Lease Financing 0.14%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4.125%	9/1/2022	11	14,880

Diversified Capital Goods 0.19%
Enphase Energy, Inc.†	0.25%	3/1/2025	20	20,650

Integrated Energy 0.18%
Atlantica Sustainable Infrastructure Jersey Ltd. (Jersey)†(c)	4.00%	7/15/2025	19	19,524

Software/Services 0.23%
DocuSign, Inc.	0.50%	9/15/2023	8	24,355

Specialty Retail 0.15%
RealReal, Inc. (The)†	3.00%	6/15/2025	15	15,974

Technology Hardware & Equipment 0.20%
SunPower Corp.	4.00%	1/15/2023	25	22,054
Total Convertible Bonds (cost $116,954)				140,556

CORPORATE BONDS 70.83%

Auto Parts & Equipment 0.76%
Aptiv Corp.	4.15%	3/15/2024	30	33,104
Aptiv plc (Ireland)(c)	4.35%	3/15/2029	25	27,616
BorgWarner, Inc.	3.375%	3/15/2025	20	21,691
Total				82,411

Automakers 0.72%
Tesla, Inc.†	5.30%	8/15/2025	75	77,719

See Notes to Financial Statements.	7

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Banking 8.80%
Bank of America Corp.	3.499% (3 Mo. LIBOR + .63%	)#	5/17/2022		$75	$76,764
Bank of China Ltd. (France)(c)	1.238% (3 Mo. LIBOR + .88%	)#	11/22/2022		200	200,949
Bank of Nova Scotia (The) (Canada)(c)	2.375%		1/18/2023		40	41,909
BNP Paribas SA(d)	1.125%		8/28/2024	EUR	100	121,554
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024		$60	61,705
Danske Bank A/S(d)	1.625%		3/15/2024	EUR	100	121,879
Industrial & Commercial Bank of China Ltd. (Luxembourg)(c)	2.875%		10/12/2022		$200	207,815
Unione di Banche Italiane SpA(d)	1.50%		4/10/2024	EUR	100	121,082
Total						953,657

Beverages 0.38%
PepsiCo, Inc.	2.875%		10/15/2049		$35	40,627

Building Materials 1.37%
Advanced Drainage Systems, Inc.†	5.00%		9/30/2027		50	51,678
Core & Main Holdings LP PIK 9.375%†	8.625%		9/15/2024		10	10,130
Core & Main LP†	6.125%		8/15/2025		30	30,978
Owens Corning	3.95%		8/15/2029		50	56,028
Total						148,814

Consumer/Commercial/Lease Financing 1.11%
LeasePlan Corp. NV(d)	1.375%		3/7/2024	EUR	100	120,345

Diversified Capital Goods 2.97%
Alstom SA(d)	0.25%		10/14/2026	EUR	100	114,798
Pentair Finance Sarl (Luxembourg)(c)	4.50%		7/1/2029		$75	84,314
Signify NV(d)	2.375%		5/11/2027	EUR	100	122,954
Total						322,066

Electric: Distribution/Transportation 3.63%
NSTAR Electric Co.	3.25%		5/15/2029		$20	23,274
TenneT Holding BV(d)	1.375%		6/5/2028	EUR	100	128,987
Terna Rete Elettrica Nazionale SpA(d)	1.00%		4/10/2026	EUR	100	123,515
Viridian Group FinanceCo PLC / Viridian Power & Energy Holdings DAC(d)	4.00%		9/15/2025	EUR	100	117,249
Total						393,025

Electric: Generation 6.29%
Clearway Energy Operating LLC	5.75%		10/15/2025		$50	53,505
ERG SpA(d)	1.875%		4/11/2025	EUR	100	126,541
Greenko Mauritius Ltd. (India)†(c)	6.25%		2/21/2023		$200	206,269

8	See Notes to Financial Statements.

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Electric: Generation (continued)
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			$75	$81,750
Pattern Energy Group, Inc.†	5.875%		2/1/2024			75	77,523
Pattern Energy Operations LP / Pattern Energy Operations, Inc.†	4.50%		8/15/2028			77	81,812
Topaz Solar Farms LLC†	5.75%		9/30/2039			45	53,828
Total							681,228

Electric: Integrated 9.95%
Aegea Finance Sarl (Luxembourg)†(c)	5.75%		10/10/2024			200	206,731
Alerion Cleanpower SpA(d)	3.125%		12/19/2025		EUR	50	59,813
E.ON SE(d)	0.35%		2/28/2030		EUR	50	58,680
EDP- Energias de Portugal SA(d)	1.70% (EUSA5 + 1.84%	)#	7/20/2080		EUR	100	113,120
EnBW Energie Baden-Wuerttemberg AG(d)	1.625% (EUAMDB05 + 1.73%	)#	8/5/2079		EUR	100	115,476
ESB Finance DAC(d)	1.125%		6/11/2030		EUR	100	126,568
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025			$50	53,875
Iberdrola International BV(d)	3.25% (EUSA5 + 2.97%	)#	-	(e)	EUR	100	127,228
Interstate Power and Light Co.	4.10%		9/26/2028			$40	47,271
MidAmerican Energy Co.	3.95%		8/1/2047			15	19,983
Northern States Power Co/MN	2.60%		6/1/2051			25	27,568
Orsted A/S(d)(f)	2.25% (EUSA5 + 1.90%	)#	TBA		EUR	100	121,665
Total							1,077,978

Electronics 2.52%
Analog Devices, Inc. 2019 Term Loan	2.95%		4/1/2025			$63	69,290
Infineon Technologies AG(d)	3.625% (EUSA5 + 4.00%	)#	-	(e)	EUR	100	120,961
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(c)	3.40%		5/1/2030			$75	82,987
Total							273,238

Energy: Exploration & Production 1.12%
Vestas Wind Systems A/S(d)	2.75%		3/11/2022		EUR	100	121,232

Environmental 3.31%
Covanta Holding Corp.	5.875%		7/1/2025			$50	51,932
Darling Ingredients, Inc.†	5.25%		4/15/2027			75	80,281
FCC Servicios Medio Ambiente Holding SAU(d)	0.815%		12/4/2023		EUR	100	118,058
Paprec Holding SA(d)	4.00%		3/31/2025		EUR	100	108,580
Total							358,851

See Notes to Financial Statements.	9

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food & Drug Retailers 1.27%
Co-Operative Group Ltd.(d)	5.125%	5/17/2024	GBP	100	$137,974

Food: Wholesale 0.47%
Sysco Corp.	2.40%	2/15/2030		$50	50,441

Forestry/Paper 3.24%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026		50	53,969
Essity AB(d)	1.625%	3/30/2027	EUR	100	127,498
WEPA Hygieneprodukte GmbH(d)	2.875%	12/15/2027	EUR	100	115,668
Weyerhaeuser Co.	6.875%	12/15/2033		$40	53,841
Total					350,976

Government Guaranteed 1.42%
Kreditanstalt fuer Wiederaufbau(d)	0.875%	9/15/2026	GBP	75	102,046
Kreditanstalt fuer Wiederaufbau (Germany)(c)	2.00%	10/4/2022		$50	51,969
Total					154,015

Life Insurance 0.34%
Prudential Financial, Inc.	1.50%	3/10/2026		35	36,277

Machinery 3.07%
Itron, Inc.†	5.00%	1/15/2026		75	77,742
Mueller Water Products, Inc.†	5.50%	6/15/2026		70	73,797
Schneider Electric SE(d)	1.841%	10/13/2025	EUR	100	129,074
Xylem, Inc.	1.95%	1/30/2028		$17	17,752
Xylem, Inc.	3.25%	11/1/2026		30	33,736
Total					332,101

Managed Care 1.04%
Kaiser Foundation Hospitals	3.15%	5/1/2027		100	113,063

Non-Electric Utilities 3.10%
American Water Capital Corp.	2.80%	5/1/2030		30	33,948
Canal de Isabel II Gestion SA(d)	1.68%	2/26/2025	EUR	100	125,446
Engie SA(d)	0.375%	6/21/2027	EUR	100	119,554
Essential Utilities, Inc.	3.566%	5/1/2029		$50	57,331
Total					336,279

Pharmaceuticals 0.52%
Pfizer, Inc.	2.625%	4/1/2030		50	56,778

10	See Notes to Financial Statements.

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Rail 1.11%
Getlink SE(d)	3.625%	10/1/2023	EUR	100	$119,945

Real Estate Investment Trusts 1.47%
Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026		$45	51,680
Kilroy Realty LP	4.75%	12/15/2028		45	52,143
UDR, Inc.	3.10%	11/1/2034		50	55,787
Total					159,610

Restaurants 0.42%
Starbucks Corp.	4.45%	8/15/2049		35	45,899

Software/Services 1.19%
Fiserv, Inc.	3.20%	7/1/2026		50	56,387
PayPal Holdings, Inc.	3.25%	6/1/2050		60	73,005
Total					129,392

Support: Services 2.61%
Global Payments, Inc.	3.75%	6/1/2023		30	32,324
Massachusetts Institute of Technology	3.959%	7/1/2038		100	128,189
Techem Verwaltungsgesellschaft 674 mbH(d)	6.00%	7/30/2026	EUR	100	122,460
Total					282,973

Supranational 2.79%
Asian Development Bank (Philippines)(c)	3.125%	9/26/2028		$50	59,757
European Bank for Reconstruction & Development (United Kingdom)(c)	1.625%	9/27/2024		125	131,736
European Investment Bank (Luxembourg)(c)	2.125%	4/13/2026		50	54,897
European Investment Bank (Luxembourg)(c)	2.375%	5/24/2027		50	56,199
Total					302,589

Technology Hardware & Equipment 1.05%
Apple, Inc.	3.00%	6/20/2027		100	113,594

Telecommunications: Wireline Integrated & Services 1.50%
Swisscom Finance BV(d)	0.375%	11/14/2028	EUR	100	120,272
Verizon Communications, Inc.	3.875%	2/8/2029		$35	42,251
Total					162,523

Transportation: Infrastructure/Services 1.29%
Transport for London(d)	2.125%	4/24/2025	GBP	100	140,185
Total Corporate Bonds (cost $7,206,997)					7,675,805

See Notes to Financial Statements.	11

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FLOATING RATE LOANS(g) 1.04%

Electric: Generation 0.27%
ExGen Renewables IV, LLC Term Loan B	4.00% (3 Mo. LIBOR + 3.00%	)	11/28/2024		$29	$28,937

Machinery 0.77%
EWT Holdings III Corp. 2020 Term Loan	2.91% (1 Mo. LIBOR + 2.75%	)	12/20/2024		35	34,430
Generac Power Systems, Inc. 2019 Term Loan B	1.91% (1 Mo. LIBOR + 1.75%	)	12/13/2026		50	49,594
Total						84,024
Total Floating Rate Loans (cost $111,017)						112,961

FOREIGN GOVERNMENT OBLIGATIONS 17.12%

France 3.39%
Action Logement Services(d)	0.50%		10/30/2034	EUR	100	121,320
SNCF Reseau(d)	0.75%		5/25/2036	EUR	100	125,000
Societe Nationale SNCF SA(d)	0.625%		4/17/2030	EUR	100	121,449
Total						367,769

Italy 1.15%
Cassa Depositi e Prestiti SpA(d)	2.125%		9/27/2023	EUR	100	123,999

Japan 3.03%
Development Bank of Japan, Inc. (Japan)(c)	1.875%		10/2/2024		$200	210,398
Japan Finance Organization for Municipalities(d)	0.05%		2/12/2027	EUR	100	118,247
Total						328,645

Netherlands 3.87%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (Netherlands)(c)	2.75%		2/20/2024		$200	216,456
Nederlandse Waterschapsbank NV (Netherlands)(c)	1.00%		5/28/2030		200	202,641
Total						419,097

South Korea 2.00%
Korea Water Resources Corp. (South Korea)(c)	3.875%		5/15/2023		200	217,085

Spain 1.76%
Adif Alta Velocidad(d)	1.25%		5/4/2026	EUR	100	125,769
Autonomous Community of Madrid Spain(d)	0.419%		4/30/2030	EUR	55	64,788
Total						190,557

12	See Notes to Financial Statements.

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Sweden 1.92%
Kommuninvest I Sverige AB (Sweden)†(c)	1.625%	4/24/2023	$200	$207,470
Total Foreign Government Obligations (cost $1,788,996)				1,854,622

MUNICIPAL BONDS 5.37%

Other Revenue 4.08%
City of Charleston SC Waterworks & Sewer System Revenue	1.89%	1/1/2033	60	62,044
City of Corpus Christi TX Utility System Revenue	1.966%	7/15/2030	50	51,362
City of Philadelphia PA Water & Wastewater Revenue(a)	1.734%	11/1/2028	40	40,500
City of San Francisco CA Public Utilities Commission Water Revenue	6.00%	11/1/2040	100	146,475
New York City Water & Sewer System	5.75%	6/15/2041	50	81,115
San Diego County Water Authority	1.951%	5/1/2034	60	60,911
Total				442,407

Tax Revenue 1.29%
City of Dallas TX Waterworks & Sewer System Revenue	2.772%	10/1/2040	75	79,366
Middle Fork Proj Fin Auth	5.00%	4/1/2036	50	59,750
Total				139,116
Total Municipal Bonds (cost $563,380)				581,523

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.46%

Morgan Stanley Capital Barclays Bank Trust 2016-MART A† (cost $49,938)	2.20%	9/13/2031	50	49,819
Total Long-Term Investments (cost $9,887,272)				10,465,293

SHORT-TERM INVESTMENT 4.56%

REPURCHASE AGREEMENT
Repurchase Agreement dated 7/31/2020, 0.00% due 8/3/2020 with Fixed Income Clearing Corp. collateralized by $452,100 of U.S. Treasury Inflation Index Bonds at 0.125% due 07/15/2030; value: $504,226; proceeds: $494,272 (cost $494,272)			494	494,272
Total Investments in Securities 101.14% (cost $10,381,544)				10,959,565
Liabilities in Excess of Foreign Cash and Other Assets(h) (1.14%)				(123,407)
Net Assets 100.00%				$10,836,158

See Notes to Financial Statements.	13

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2020

EUR	Euro.
EUSA5	Euro 5 yr. swap rate.
EUAMDB05	Euro constant maturity rate.
GBP	British pound.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2020, the total value of Rule 144A securities was $1,664,513, which represents 15.36% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at July 31, 2020.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at July 31, 2020.
(h)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at July 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	State Street Bank and Trust	9/4/2020	51,000	$ 57,547	$ 60,115	$2,568
Euro	Buy	State Street Bank and Trust	9/4/2020	98,000	110,188	115,515	5,327
Euro	Buy	State Street Bank and Trust	9/4/2020	9,000	10,171	10,608	437
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$8,332

14	See Notes to Financial Statements.

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2020

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank and Trust	9/4/2020	120,000	$142,235	$141,446	$(789)
British pound	Sell	State Street Bank and Trust	9/8/2020	289,000	364,118	378,373	(14,255)
British pound	Sell	State Street Bank and Trust	9/8/2020	3,000	3,927	3,928	(1)
Euro	Sell	State Street Bank and Trust	9/4/2020	2,397,000	2,629,389	2,825,393	(196,004)
Euro	Sell	State Street Bank and Trust	9/4/2020	222,259	242,569	261,981	(19,412)
Euro	Sell	State Street Bank and Trust	9/4/2020	84,000	92,452	99,013	(6,561)
Euro	Sell	State Street Bank and Trust	9/4/2020	111,000	122,409	130,838	(8,429)
Euro	Sell	State Street Bank and Trust	9/4/2020	207,000	229,793	243,995	(14,202)
Euro	Sell	State Street Bank and Trust	9/4/2020	215,000	239,841	253,425	(13,584)
Euro	Sell	State Street Bank and Trust	9/4/2020	98,000	109,646	115,515	(5,869)
Euro	Sell	State Street Bank and Trust	9/4/2020	110,000	124,931	129,659	(4,728)
Euro	Sell	State Street Bank and Trust	9/4/2020	34,000	38,695	40,077	(1,382)
Euro	Sell	State Street Bank and Trust	9/4/2020	122,000	137,287	143,804	(6,517)
Euro	Sell	State Street Bank and Trust	9/4/2020	117,000	132,357	137,910	(5,553)
Euro	Sell	Toronto Dominion Bank	9/4/2020	137,000	159,164	161,485	(2,321)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(299,607)

See Notes to Financial Statements.	15

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2020

Open Futures Contracts at July 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Buxl	September 2020	1	Long	EUR	217,782	EUR	224,840	$8,314
U.S. Ultra Treasury Bond	September 2020	2	Long		$452,566		$455,375	2,809
Total Unrealized Appreciation on Open Futures Contracts								$11,123

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	September 2020	1	Short	EUR	(175,198)	EUR	(177,520)	$(2,735)
Euro-Bobl	September 2020	6	Short		(806,448)		(811,440)	(5,878)
Euro-Schatz	September 2020	1	Short		(112,038)		(112,170)	(155)
U.S. 10-Year Ultra Treasury Bond	September 2020	4	Short		$(626,618)		$(637,000)	(10,382)
U.S. 5-Year Treasury Note	September 2020	6	Short		(752,615)		(756,750)	(4,135)
Total Unrealized Depreciation on Open Futures Contracts								$(23,285)

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$–	$50,007	$50,007
Convertible Bonds	–	140,556	–	140,556
Corporate Bonds	–	7,675,805	–	7,675,805
Floating Rate Loans	–	112,961	–	112,961
Foreign Government Obligations	–	1,854,622	–	1,854,622
Municipal Bonds	–	581,523	–	581,523
Non-Agency Commercial Mortgage-Backed Security	–	49,819	–	49,819
Short-Term Investment
Repurchase Agreement	–	494,272	–	494,272
Total	$–	$10,909,558	$50,007	$10,959,565

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$8,332	$–	$8,332
Liabilities	–	(299,607)	–	(299,607)
Futures Contracts
Assets	11,123	–	–	11,123
Liabilities	(23,285)	–	–	(23,285)
Total	$(12,162)	$(291,275)	$–	$(303,437)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

16	See Notes to Financial Statements.

Schedule of Investments (concluded)

CLIMATE FOCUSED BOND FUND July 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of May 20, 2020 (commencement of fund)	$–
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	17
Purchases	49,990
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of July 31, 2020	$50,007
Change in unrealized appreciation/depreciation for the period ended July 31, 2020, related to Level 3 investments held at July 31, 2020	$17

See Notes to Financial Statements.	17

Schedule of Investments

SHORT DURATION HIGH YIELD FUND July 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 97.71%

CONVERTIBLE BONDS 2.09%

Auto Parts: Original Equipment 0.13%
Veoneer, Inc. (Sweden)(a)	4.00%	6/1/2024		$9	$7,380

Biotechnology Research & Production 0.11%
Insmed, Inc.	1.75%	1/15/2025		6	5,824

Building Materials 0.55%
Patrick Industries, Inc.	1.00%	2/1/2023		30	30,368

Computer Hardware 0.14%
Western Digital Corp.	1.50%	2/1/2024		8	7,768

Drugs 0.16%
Canopy Growth Corp.†(b)	4.25%	7/15/2023	CAD	14	8,780

Energy Equipment & Services 0.72%
Atlantica Sustainable Infrastructure Jersey Ltd. (Jersey)†(a)	4.00%	7/15/2025		$30	30,827
SunPower Corp.	4.00%	1/15/2023		10	8,822
Total					39,649

Technology 0.15%
Weibo Corp. (China)(a)	1.25%	11/15/2022		9	8,561

Transportation: Miscellaneous 0.13%
Scorpio Tankers, Inc. (Monaco)(a)	3.00%	5/15/2022		8	7,146
Total Convertible Bonds (cost $109,801)					115,476

CORPORATE BONDS 89.79%

Advertising 0.44%
Lamar Media Corp.	5.00%	5/1/2023		13	13,170
Outfront Media Capital LLC/Outfront Media Capital Corp.	5.625%	2/15/2024		11	11,139
Total					24,309

Aerospace/Defense 1.04%
Boeing Co. (The)	4.875%	5/1/2025		12	12,974
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025		12	12,704
SSL Robotics LLC†	9.75%	12/31/2023		15	16,692
TransDigm, Inc.	6.50%	7/15/2024		15	15,075
Total					57,445

18	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Air Transportation 0.19%
Delta Air Lines, Inc.†	7.00%	5/1/2025			$10	$10,698

Apparel 0.14%
William Carter Co. (The)†	5.50%	5/15/2025			7	7,462

Auto Parts: Original Equipment 1.06%
Adient US LLC†	7.00%	5/15/2026			19	20,504
American Axle & Manufacturing, Inc.	6.25%	4/1/2025			21	21,742
Clarios Global LP†	6.75%	5/15/2025			15	16,148
Total						58,394

Automotive 7.57%
Allison Transmission, Inc.†	5.00%	10/1/2024			20	20,447
BCD Acquisition, Inc.†	9.625%	9/15/2023			6	5,899
Ford Motor Co.	9.00%	4/22/2025			180	212,312
Mclaren Finance plc(b)	5.00%	8/1/2022		GBP	100	107,600
Navistar International Corp.†	6.625%	11/1/2025			$6	6,165
Navistar International Corp.†	9.50%	5/1/2025			13	14,877
Tesla, Inc.†	5.30%	8/15/2025			36	37,305
Wabash National Corp.†	5.50%	10/1/2025			14	13,666
Total						418,271

Banks: Regional 2.48%
CIT Group, Inc.	3.929% (SOFR + 3.83% )#	6/19/2024			13	13,016
CIT Group, Inc.	5.00%	8/1/2023			75	78,656
Citigroup, Inc.	5.95% (3 Mo. LIBOR + 4.07% )#	–	(c)		12	12,479
JPMorgan Chase & Co.	4.00% (SOFR + 2.75% )#	–	(c)		19	17,753
Popular, Inc.	6.125%	9/14/2023			14	14,891
Total						136,795

Building Materials 1.23%
Louisiana-Pacific Corp.	4.875%	9/15/2024			26	26,842
Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023			20	21,173
Summit Materials LLC/Summit Materials Finance Corp.	6.125%	7/15/2023			20	20,043
Total						68,058

Business Services 2.79%
ADT Corp. (The)	3.50%	7/15/2022			30	30,881
Ahern Rentals, Inc.†	7.375%	5/15/2023			15	6,730
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024			11	11,406
Laureate Education, Inc.†	8.25%	5/1/2025			12	12,847

See Notes to Financial Statements.	19

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)
Midas Intermediate Holdco II LLC/Midas
Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	$11	$8,564
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	23	23,632
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%	1/15/2025	15	15,561
United Rentals North America, Inc.	5.50%	7/15/2025	15	15,437
WEX, Inc.†	4.75%	2/1/2023	13	13,080
WW International, Inc.†	8.625%	12/1/2025	15	15,877
Total				154,015

Chemicals 1.41%
Chemours Co. (The)	7.00%	5/15/2025	16	16,296
GCP Applied Technologies, Inc.†	5.50%	4/15/2026	16	16,377
PolyOne Corp.†	5.75%	5/15/2025	12	13,041
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	8	7,885
Tronox Finance plc (United Kingdom)†(a)	5.75%	10/1/2025	10	9,936
Tronox, Inc.†	6.50%	4/15/2026	14	14,069
Total				77,604

Coal 0.43%
Warrior Met Coal, Inc.†	8.00%	11/1/2024	23	23,672

Computer Hardware 0.61%
Booz Allen Hamilton, Inc.†	5.125%	5/1/2025	25	25,654
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.†	6.75%	6/1/2025	8	8,285
Total				33,939

Computer Software 0.84%
Fair Isaac Corp.†	5.25%	5/15/2026	9	10,157
PTC, Inc.†	3.625%	2/15/2025	20	20,785
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	5	5,296
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	10	10,112
Total				46,350

Construction/Homebuilding 4.09%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	18	18,336
Century Communities, Inc.	5.875%	7/15/2025	11	11,360
Forestar Group, Inc.†	8.00%	4/15/2024	15	16,148
KB Home	7.00%	12/15/2021	14	14,716
Lennar Corp.	4.75%	11/15/2022	50	52,861
Lennar Corp.	4.75%	5/30/2025	12	13,231
LGI Homes, Inc.†	6.875%	7/15/2026	11	11,754

20	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding (continued)
Picasso Finance Sub, Inc.†	6.125%	6/15/2025	$4	$4,256
PulteGroup, Inc.	4.25%	3/1/2021	12	12,164
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	24	24,807
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.625%	3/1/2024	12	12,824
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.†	5.875%	4/15/2023	16	16,938
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875%	6/15/2024	15	16,220
Total				225,615

Containers 1.81%
Ball Corp.	5.00%	3/15/2022	15	15,746
Intertape Polymer Group, Inc. (Canada)†(a)	7.00%	10/15/2026	15	15,710
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	5.125%	7/15/2023	50	50,827
Sealed Air Corp.†	5.125%	12/1/2024	10	11,031
Trident TPI Holdings, Inc.†	9.25%	8/1/2024	6	6,386
Total				99,700

Drugs 0.71%
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	7	7,621
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	2.95%	12/18/2022	18	17,860
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	14	13,605
Total				39,086

Electric: Power 1.64%
Calpine Corp.	5.50%	2/1/2024	25	25,448
Clearway Energy Operating LLC	5.75%	10/15/2025	19	20,332
DPL, Inc.†	4.125%	7/1/2025	5	5,272
NextEra Energy Operating Partners LP†	4.25%	9/15/2024	37	39,451
Total				90,503

Electrical: Household 0.52%
EnerSys†	5.00%	4/30/2023	13	13,362
WESCO Distribution, Inc.	5.375%	6/15/2024	15	15,388
Total				28,750

Electronics 0.76%
Itron, Inc.†	5.00%	1/15/2026	13	13,475
Sensata Technologies BV†	4.875%	10/15/2023	27	28,468
Total				41,943

See Notes to Financial Statements.	21

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy Equipment & Services 0.67%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	$10	$10,794
TerraForm Power Operating LLC†	4.25%	1/31/2023	25	26,270
Total				37,064

Engineering & Contracting Services 0.78%
Brand Industrial Service, Inc.†	8.50%	7/15/2025	3	2,784
Great Lakes Dredge & Dock Corp.	8.00%	5/15/2022	25	26,028
TopBuild Corp.†	5.625%	5/1/2026	14	14,540
Total				43,352

Entertainment 1.70%
Boyne USA, Inc.†	7.25%	5/1/2025	6	6,434
Buena Vista Gaming Authority†	13.00%	4/1/2023	10	7,436
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025	8	7,223
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375%	6/1/2024	10	9,807
Cinemark USA, Inc.	4.875%	6/1/2023	10	8,525
Cinemark USA, Inc.	5.125%	12/15/2022	10	8,735
Colt Merger Sub, Inc.†	5.75%	7/1/2025	3	3,128
Colt Merger Sub, Inc.†	6.25%	7/1/2025	4	4,193
Enterprise Development Authority (The)†	12.00%	7/15/2024	12	11,896
Scientific Games International, Inc.†	8.625%	7/1/2025	6	6,032
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(a)	7.00%	7/15/2026	13	14,058
Vail Resorts, Inc.†	6.25%	5/15/2025	6	6,473
Total				93,940

Financial Services 4.20%
Air Lease Corp.	3.00%	9/15/2023	15	14,921
Ally Financial, Inc.	3.875%	5/21/2024	13	13,900
Fairstone Financial, Inc. (Canada)†(a)	7.875%	7/15/2024	13	13,169
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	10	6,275
Navient Corp.	6.75%	6/25/2025	11	11,521
Navient Corp.	7.25%	1/25/2022	85	89,439
OneMain Finance Corp.	8.25%	10/1/2023	40	45,346
OneMain Finance Corp.	8.875%	6/1/2025	25	28,234
Quicken Loans LLC†	5.75%	5/1/2025	9	9,302
Total				232,107

22	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 2.46%
Albertsons Cos, Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	6.625%	6/15/2024	$36	$37,497
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	13	12,330
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	11	11,502
Ingles Markets, Inc.(d)	5.75%	6/15/2023	14	14,253
JBS USA LLC/JBS USA Finance, Inc.†	5.75%	6/15/2025	24	24,690
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	25	26,253
Simmons Foods, Inc.†	7.75%	1/15/2024	9	9,494
Total				136,019

Health Care Products 0.47%
Hill-Rom Holdings, Inc.†	5.00%	2/15/2025	25	25,966

Health Care Services 6.43%
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	27	27,495
Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	9	8,583
Centene Corp.	4.75%	5/15/2022	21	21,388
Centene Corp.	4.75%	1/15/2025	12	12,451
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	9	8,334
HCA, Inc.	7.50%	12/15/2023	88	99,440
MEDNAX, Inc.†	5.25%	12/1/2023	15	15,227
Molina Healthcare, Inc.	5.375%	11/15/2022	15	15,783
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	9	10,020
Select Medical Corp.†	6.25%	8/15/2026	15	16,186
Tenet Healthcare Corp.†	4.625%	9/1/2024	65	66,524
Tenet Healthcare Corp.	8.125%	4/1/2022	50	53,937
Total				355,368

Household Equipment/Products 0.81%
CD&R Smokey Buyer, Inc.†	6.75%	7/15/2025	6	6,427
Central Garden & Pet Co.	6.125%	11/15/2023	10	10,324
Newell Brands, Inc.	4.00%	6/15/2022	25	25,875
Newell Brands, Inc.	4.875%	6/1/2025	2	2,178
Total				44,804

Insurance 0.67%
Acrisure LLC/Acrisure Finance, Inc.†	8.125%	2/15/2024	28	29,816
HUB International Ltd.†	7.00%	5/1/2026	7	7,339
Total				37,155

See Notes to Financial Statements.	23

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 1.56%
Carnival Corp.†	11.50%	4/1/2023	$45	$49,037
NCL Corp. Ltd.†	12.25%	5/15/2024	11	11,983
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023	4	4,095
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	14	15,438
Viking Cruises Ltd.†	13.00%	5/15/2025	5	5,461
Total				86,014

Lodging 2.20%
Boyd Gaming Corp.†	8.625%	6/1/2025	10	11,036
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	38	38,519
Marriott International, Inc.	5.75%	5/1/2025	27	30,001
MGM Resorts International	6.00%	3/15/2023	14	14,667
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025	14	13,351
Wyndham Destinations, Inc.	5.40%	4/1/2024	14	14,046
Total				121,620

Machinery: Industrial/Specialty 0.56%
Clark Equipment Co.†	5.875%	6/1/2025	5	5,278
SPX FLOW, Inc.†	5.625%	8/15/2024	25	25,730
Total				31,008

Manufacturing 0.23%
Hillenbrand, Inc.	5.75%	6/15/2025	12	12,923

Media 3.55%
AMC Networks, Inc.	4.75%	8/1/2025	23	23,612
CCO Holdings LLC/CCO Holdings Capital Corp.†(d)	5.875%	4/1/2024	12	12,428
Clear Channel Worldwide Holdings, Inc.	9.25%	2/15/2024	6	5,461
CSC Holdings LLC	5.25%	6/1/2024	23	25,358
DISH DBS Corp.	5.875%	7/15/2022	52	54,912
GCI LLC†	6.625%	6/15/2024	20	21,115
Gray Television, Inc.†	5.125%	10/15/2024	5	5,149
Sirius XM Radio, Inc.†	4.625%	7/15/2024	16	16,868
Univision Communications, Inc.†	5.125%	2/15/2025	32	31,120
Total				196,023

Metal Fabricating 0.87%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	20	20,387
Hillman Group, Inc. (The)†	6.375%	7/15/2022	28	27,539
Total				47,926

24	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 2.14%
Coeur Mining, Inc.	5.875%		6/1/2024	$15	$15,167
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	4.75%		5/15/2022	25	26,226
Freeport-McMoRan, Inc.	4.55%		11/14/2024	46	50,260
Kaiser Aluminum Corp.†	6.50%		5/1/2025	12	12,758
New Gold, Inc. (Canada)†(a)	6.375%		5/15/2025	13	13,502
Total					117,913

Natural Gas 0.46%
National Fuel Gas Co.	5.50%		1/15/2026	16	17,318
Southern Star Central Corp.†(d)	5.125%		7/15/2022	8	8,013
Total					25,331

Office Furniture & Business Equipment 0.48%
CDW LLC/CDW Finance Corp.	4.125%		5/1/2025	25	26,478

Oil 10.59%
Apache Corp.	2.625%		1/15/2023	23	22,482
Cenovus Energy, Inc. (Canada)(a)	3.80%		9/15/2023	28	28,086
Cenovus Energy, Inc. (Canada)(a)	5.375%		7/15/2025	5	5,012
Centennial Resource Production LLC†	8.00%		6/1/2025	16	13,360
Citgo Holding, Inc.†	9.25%		8/1/2024	19	19,048
CITGO Petroleum Corp.†	7.00%		6/15/2025	6	6,180
Continental Resources, Inc.	4.50%		4/15/2023	15	15,010
Continental Resources, Inc.	5.00%		9/15/2022	22	22,022
CrownRock LP/CrownRock Finance, Inc.†	5.625%		10/15/2025	24	23,580
Diamondback Energy, Inc.	2.875%		12/1/2024	28	28,485
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%		1/30/2026	14	14,111
Endeavor Energy Resources LP/EER Finance, Inc.†	6.625%		7/15/2025	4	4,209
EQT Corp.	7.875%		2/1/2025	10	11,039
Hess Corp.	3.50%		7/15/2024	16	16,285
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%		12/1/2024	6	5,722
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		10/1/2025	9	8,566
Indigo Natural Resources LLC†	6.875%		2/15/2026	17	16,436
Laredo Petroleum, Inc.	9.50%		1/15/2025	20	14,475
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%		8/1/2026	31	30,186
Matador Resources Co.	5.875%		9/15/2026	10	7,636
MEG Energy Corp. (Canada)†(a)	7.00%		3/31/2024	40	38,204
Montage Resources Corp.	8.875%		7/15/2023	15	12,309
Occidental Petroleum Corp.	1.684% (3 Mo. LIBOR + 1.25%	)#	8/13/2021	8	7,744

See Notes to Financial Statements.	25

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Oil (continued)
Occidental Petroleum Corp.	2.70%		8/15/2022		$47	$45,459
Occidental Petroleum Corp.	2.70%		2/15/2023		4	3,848
Occidental Petroleum Corp.	2.90%		8/15/2024		15	14,144
Occidental Petroleum Corp.	3.125%		2/15/2022		6	5,930
Parsley Energy LLC/Parsley Finance Corp.†	5.375%		1/15/2025		21	21,689
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%		5/15/2025		4	4,476
PDC Energy, Inc.	6.125%		9/15/2024		28	28,442
Petroleos Mexicanos (Mexico)(a)	4.875%		1/24/2022		20	20,145
Seven Generations Energy Ltd. (Canada)†(a)	6.75%		5/1/2023		20	20,473
Southwestern Energy Co.	6.45%		1/23/2025		23	21,316
Transocean Sentry Ltd.†	5.375%		5/15/2023		13	11,603
WPX Energy, Inc.	8.25%		8/1/2023		15	16,855
Total						584,567

Oil: Crude Producers 1.84%
Buckeye Partners LP	4.15%		7/1/2023		29	29,235
Plains All American Pipeline LP	6.125% (3 Mo. LIBOR + 4.11%	)#	–	(c)	17	11,896
Plains All American Pipeline LP/PAA Finance Corp.	2.85%		1/31/2023		5	5,073
Rattler Midstream LP†	5.625%		7/15/2025		6	6,344
Western Midstream Operating LP	3.95%		6/1/2025		25	25,000
Western Midstream Operating LP	4.00%		7/1/2022		23	23,850
Total						101,398

Oil: Integrated Domestic 0.69%
Apergy Corp.	6.375%		5/1/2026		19	17,880
Oceaneering International, Inc.	4.65%		11/15/2024		30	20,194
Total						38,074

Real Estate Investment Trusts 2.55%
EPR Properties	5.25%		7/15/2023		10	10,050
ESH Hospitality, Inc.†	5.25%		5/1/2025		16	16,367
GLP Capital LP/GLP Financing II, Inc.	5.375%		11/1/2023		10	10,728
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025		30	32,325
Hospitality Properties Trust	5.00%		8/15/2022		22	21,776
Mack-Cali Realty LP	4.50%		4/18/2022		22	21,437
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%		5/1/2024		13	14,139
MPT Operating Partnership LP/MPT Finance Corp.	6.375%		3/1/2024		5	5,164
Service Properties Trust	4.35%		10/1/2024		10	8,990
Total						140,976

26	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Retail 4.06%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	5.00%	10/15/2025		$10	$10,283
Beacon Roofing Supply, Inc.†	4.875%	11/1/2025		26	25,498
Carvana Co.†	8.875%	10/1/2023		11	11,467
FirstCash, Inc.†	5.375%	6/1/2024		37	38,119
Gap, Inc. (The)†	8.625%	5/15/2025		6	6,628
Gap, Inc. (The)†	8.875%	5/15/2027		8	8,950
Group 1 Automotive, Inc.	5.00%	6/1/2022		13	12,943
IRB Holding Corp.†	6.75%	2/15/2026		9	9,068
IRB Holding Corp.†	7.00%	6/15/2025		4	4,358
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024		38	39,022
KGA Escrow LLC†	7.50%	8/15/2023		15	15,355
L Brands, Inc.†	6.875%	7/1/2025		4	4,314
PetSmart, Inc.†	7.125%	3/15/2023		15	15,170
Rite Aid Corp.†	8.00%	11/15/2026		6	6,209
Sally Holdings LLC/Sally Capital, Inc.†	8.75%	4/30/2025		15	16,978
Total					224,362

Retail: Specialty 0.20%
Avon International Capital plc (United Kingdom)†(a)	6.50%	8/15/2022		6	5,987
Avon International Operations, Inc.†	7.875%	8/15/2022		4	3,993
Revlon Consumer Products Corp.	5.75%	2/15/2021		3	968
Total					10,948

Technology 3.53%
Cogent Communications Group, Inc.(b)	4.375%	6/30/2024	EUR	100	119,415
Netflix, Inc.†	3.625%	6/15/2025		$17	18,062
Netflix, Inc.	5.50%	2/15/2022		39	41,316
VeriSign, Inc.	5.25%	4/1/2025		14	15,996
Total					194,789

Telecommunications 4.57%
Altice France Holding SA (Luxembourg)†(a)	10.50%	5/15/2027		50	57,406
Consolidated Communications, Inc.	6.50%	10/1/2022		16	15,750
Hughes Satellite Systems Corp.	7.625%	6/15/2021		25	26,281
Sprint Corp.	7.625%	2/15/2025		115	139,891
ViaSat, Inc.†	5.625%	9/15/2025		13	13,132
Total					252,460

Toys 0.37%
Mattel, Inc.	3.15%	3/15/2023		21	20,608

See Notes to Financial Statements.	27

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.84%
XPO Logistics, Inc.†	6.25%		5/1/2025	$24	$26,025
XPO Logistics, Inc.†	6.75%		8/15/2024	19	20,481
Total					46,506

Wholesale 0.55%
Core & Main Holdings LP PIK 9.375%†	8.625%		9/15/2024	18	18,234
Performance Food Group, Inc.†	5.50%		6/1/2024	12	12,149
Total					30,383
Total Corporate Bonds (cost $4,676,843)					4,958,691

FLOATING RATE LOANS(e) 5.30%

Aerospace 0.16%
Atlantic Aviation FBO Inc. 2018 Term Loan B	3.91% (1 Mo. LIBOR + 3.75%	)	12/6/2025	9	8,713

Air Transportation 0.07%
JetBlue Airways Corporation Term Loan	6.25% (3 Mo. LIBOR + 5.25%	)	6/12/2024	4	3,664

Auto Parts & Equipment 0.15%
Tenneco, Inc. 2018 Term Loan B	3.16% (1 Mo. LIBOR + 3.00%	)	10/1/2025	9	8,244

Automotive 0.16%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	8.52% (3 Mo. LIBOR + 8.25%	)	4/10/2026	10	8,600	(f)

Broadcasting 0.46%
Mission Broadcasting, Inc. 2018 Term Loan B3	–	(g)	1/17/2024	5	5,171
Nexstar Broadcasting, Inc. 2018 Term Loan B3	–	(g)	1/17/2024	21	20,151
Total					25,322

Building Materials 0.08%
Forterra Finance, LLC 2017 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%	)	10/25/2023	5	4,675

Consumer Non-Durables 0.15%
Diamond (BC) B.V. USD Term Loan (Netherlands)	–	(g)	9/6/2024	9	8,541

Diversified Media 0.17%
Banijay Entertainment S.A.S USD Term Loan	–	(g)	3/1/2025	10	9,700	(f)

28	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy 0.23%
Medallion Midland Acquisition, LLC 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%	)	10/30/2024	$14	$12,610

Financial 0.16%
Asurion LLC 2018 Term Loan B7	–	(g)	11/3/2024	9	8,876

Food 0.20%
United Natural Foods, Inc. Term Loan B	4.41% (3 Mo. LIBOR + 4.25%	)	10/22/2025	12	11,267

Food/Tobacco 0.10%
Flynn Restaurant Group LP 1st Lien Term Loan	3.67% (1 Mo. LIBOR + 3.50%	)	6/27/2025	6	5,515

Gaming/Leisure 0.86%
Hayward Industries, Inc. 1st Lien Term Loan	3.66% (1 Mo. LIBOR + 3.50%	)	8/5/2024	11	10,909
Life Time Fitness Inc 2017 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	6/10/2022	9	8,140
Playtika Holding Corp Term Loan B	7.07% (3 Mo. LIBOR + 6.00%	)	12/10/2024	20	19,962
TopGolf International, Inc. Term Loan B	5.81% (3 Mo. LIBOR + 5.50%	)	2/8/2026	9	8,573	(f)
Total					47,584

Health & Personal Care 0.08%
Pearl Intermediate Parent LLC 2018 1st Lien Term Loan	2.91% (1 Mo. LIBOR + 2.75%	)	2/14/2025	5	4,449

Health Care 0.23%
Pearl Intermediate Parent LLC 2018 Incremental Term Loan	3.41% (1 Mo. LIBOR + 3.25%	)	2/14/2025	1	1,361
CCS-CMGC Holdings, Inc. 2018 1st Lien Term Loan	5.76% (3 Mo. LIBOR + 5.50%	)	10/1/2025	12	11,117
Total					12,478

Health Facilities 0.06%
WP CityMD Bidco LLC 2019 Term Loan B	5.57% (1 Mo. LIBOR + 4.50%	)	8/13/2026	4	3,558

Information Technology 0.15%
Barracuda Networks, Inc. 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%	)	2/12/2025	8	8,281

See Notes to Financial Statements.	29

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.12%
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan	–	(g)	6/21/2024	$7	$6,413

Software/Services 0.64%
Ellie Mae, Inc. Term Loan	4.06% (3 Mo. LIBOR + 3.75%	)	4/17/2026	11	10,827
Veritas Bermuda Ltd. USD Repriced Term Loan B	5.50% (3 Mo. LIBOR + 4.50%	)	1/27/2023	14	13,434
Vertafore, Inc. 2018 2nd Lien Term Loan	7.41% (1 Mo. LIBOR + 7.25%	)	7/2/2026	11	10,916
Total					35,177

Specialty Retail 0.37%
CWGS Group, LLC 2016 Term Loan	–	(g)	11/8/2023	9	8,533
Leslies Poolmart, Inc. 2016 Term Loan	3.66% (1 Mo. LIBOR + 3.50%	)	8/16/2023	12	11,709
Total					20,242

Support: Services 0.51%
Deliver Buyer, Inc. Term Loan B	5.31% (3 Mo. LIBOR + 5.00%	)	5/1/2024	11	10,615
Guidehouse LLP 2018 Term Loan	4.67% (1 Mo. LIBOR + 4.50%	)	5/1/2025	8	7,669
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.41% (1 Mo. LIBOR + 3.25%	)	10/20/2025	12	9,994
Total					28,278

Transportation 0.19%
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	4.66% (1 Mo. LIBOR + 4.50%	)	2/4/2026	11	10,444
Total Floating Rate Loans (cost $282,705)					292,631

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.53%
Great Wolf Trust 2019-WOLF B†	1.509% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	15	14,014
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.475% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	16	15,201
Total Non-Agency Commercial Mortgage-Backed Securities (cost $28,190)					29,215
Total Investments in Securities 97.71% (cost $5,097,539)					5,396,013
Cash and Other Assets in Excess Liabilities(h) 2.29%					126,436
Net Assets 100.00%					$5,522,449

30	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2020

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2020, the total value of Rule 144A securities was $2,287,173, which represents 41.42% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at July 31, 2020.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at July 31, 2020.
(f)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at July 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	State Street Bank and Trust	9/8/2020	63,000	$79,841	$82,483	$ (2,642)
British pound	Sell	State Street Bank and Trust	9/8/2020	4,000	4,969	5,237	(268)
British pound	Sell	State Street Bank and Trust	9/8/2020	6,000	7,509	7,855	(346)
British pound	Sell	State Street Bank and Trust	9/8/2020	8,000	10,068	10,474	(406)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2020	12,000	8,842	8,960	(118)
Euro	Sell	State Street Bank and Trust	9/4/2020	102,000	115,402	120,230	(4,828)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$ (8,608)

See Notes to Financial Statements.	31

Schedule of Investments (concluded)

SHORT DURATION HIGH YIELD FUND July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$115,476	$–	$115,476
Corporate Bonds	–	4,958,691	–	4,958,691
Floating Rate Loans
Automotive	–	–	8,600	8,600
Diversified Media	–	–	9,700	9,700
Gaming/Leisure	–	39,011	8,573	47,584
Remaining Industries	–	226,747	–	226,747
Non-Agency Commercial
Mortgage-Backed Securities	–	29,215	–	29,215
Total	$–	$5,369,140	$26,873	$5,396,013

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(8,608)	–	(8,608)
Total	$–	$(8,608)	$–	$(8,608)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of April 22, 2020 (commencement of fund)	$–
Accrued Discounts (Premiums)	112
Realized Gain (Loss)	3
Change in Unrealized Appreciation (Depreciation)	1,470
Purchases	25,311
Sales (Paydown)	(23)
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of July 31, 2020	$26,873
Change in unrealized appreciation/depreciation for the period ended July 31, 2020, related to Level 3 investments held at July 31, 2020	$1,470

32	See Notes to Financial Statements.

Statements of Assets and Liabilities

July 31, 2020

	Climate Focused	Short Duration
	Bond Fund	High Yield Fund
ASSETS:
Investments in securities, at cost	$10,381,544	$5,097,539
Investments in securities, at fair value	$10,959,565	$5,396,013
Cash	–	46,248
Deposit with brokers for forward foreign currency exchange contracts collateral	280,000	–
Deposits with brokers for futures collateral	16,294	–
Foreign cash, at value (cost $3,533 and $0, respectively)	3,534	–
Receivables:
Investment securities sold	164,027	128,701
Interest and dividends	79,172	76,646
From advisor (See Note 3)	41,542	16,267
Variation margin on futures contracts	3,023	–
Capital shares sold	739	497
Unrealized appreciation on forward foreign currency exchange contracts	8,332	–
Prepaid expenses and other assets	69,955	63,160
Total assets	11,626,183	5,727,532
LIABILITIES:
Payables:
Investment securities purchased	97,719	119,249
Offering costs	46,952	34,314
Due to bank	307,920	–
Management fee	3,166	2,024
12b-1 distribution plan	1,378	947
Fund administration	362	180
Capital shares reacquired	–	190
Trustees’ fees	26	–
Unrealized depreciation on forward foreign currency exchange contracts	299,607	8,608
Distributions payable	19,079	29,110
Accrued expenses	13,816	10,461
Total liabilities	790,025	205,083
Commitments and contingent liabilities
NET ASSETS	$10,836,158	$5,522,449
COMPOSITION OF NET ASSETS:
Paid-in capital	$10,519,983	$5,207,791
Total distributable earnings (loss)	316,175	314,658
Net Assets	$10,836,158	$5,522,449

See Notes to Financial Statements.	33

Statements of Assets and Liabilities (concluded)

July 31, 2020

	Climate Focused Bond Fund	Short Duration High Yield Fund
Net assets by class:
Class A Shares	$3,520,508	$1,727,307
Class C Shares	$622,087	$583,696
Class F Shares	$3,089,336	$2,574,301
Class F3 Shares	$128,722	$10,619
Class I Shares	$3,089,336	$530,955
Class R3 Shares	$25,745	$10,618
Class R4 Shares	$25,745	$10,618
Class R5 Shares	$25,745	$10,619
Class R6 Shares	$308,934	$63,716
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	341,855	162,747
Class C Shares	60,415	54,994
Class F Shares	300,000	242,551
Class F3 Shares	12,500	1,001
Class I Shares	300,000	50,027
Class R3 Shares	2,500	1,000
Class R4 Shares	2,500	1,000
Class R5 Shares	2,500	1,001
Class R6 Shares	30,000	6,003
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.30	$10.61
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$10.54	$10.85
Class C Shares-Net asset value	$10.30	$10.61
Class F Shares-Net asset value	$10.30	$10.61
Class F3 Shares-Net asset value	$10.30	$10.61
Class I Shares-Net asset value	$10.30	$10.61
Class R3 Shares-Net asset value	$10.30	$10.62
Class R4 Shares-Net asset value	$10.30	$10.62
Class R5 Shares-Net asset value	$10.30	$10.61
Class R6 Shares-Net asset value	$10.30	$10.61

34	See Notes to Financial Statements.

Statements of Operations

For the Period Ended July 31, 2020

	Climate Focused	Short Duration
	Bond Fund(a)	High Yield Fund(b)
Investment income:
Interest and other	$39,585	$87,257
Total investment income	39,585	87,257
Expenses:
Management fee	7,214	6,366
12b-1 distribution plan-Class A	1,301	858
12b-1 distribution plan-Class C	1,164	1,414
12b-1 distribution plan-Class F	598	676
12b-1 distribution plan-Class R3	25	14
12b-1 distribution plan-Class R4	12	7
Professional	23,227	20,221
Offering costs	16,274	17,288
Shareholder servicing	4,708	1,212
Market Data	4,200	4,734
Registration	1,489	798
Reports to shareholders	250	1,686
Fund administration	824	566
Custody	400	400
Trustees’ fees	49	20
Other	58	50
Gross expenses	61,793	56,310
Expense reductions (See Note 9)	(7)	(5)
Fees waived and expenses reimbursed (See Note 3)	(50,067)	(46,810)
Net expenses	11,719	9,495
Net investment income	27,866	77,762
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	51,877	31,511
Net realized gain (loss) on forward foreign currency exchange contracts	(11,286)	(6,762)
Net realized gain (loss) on foreign currency related transactions	5,026	1,309
Net change in unrealized appreciation/depreciation on investments	578,021	298,474
Net change in unrealized appreciation/depreciation on futures contracts	(12,162)	–
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(291,275)	(8,608)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	2,266	180
Net realized and unrealized gain (loss)	322,467	316,104
Net Increase in Net Assets Resulting From Operations	$350,333	$393,866

(a)	For the period May 20, 2020, commencement of operations, to July 31, 2020.
(b)	For the period April 22, 2020, commencement of operations, to July 31, 2020.

See Notes to Financial Statements.	35

Statements of Changes in Net Assets

Climate Focused Bond Fund
For the Period Ended
INCREASE IN NET ASSETS	July 31, 2020(a)
Operations:
Net investment income	$27,866
Net realized gain (loss) on investments, forward foreign currency exchange contracts and foreign currency related transactions	45,617
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	276,850
Net increase in net assets resulting from operations	350,333
Distributions to shareholders:
Class A	(12,177)
Class C	(1,267)
Class F	(12,233)
Class F3	(527)
Class I	(12,233)
Class R3	(77)
Class R4	(89)
Class R5	(102)
Class R6	(1,265)
Total distributions to shareholders	(39,970)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	10,524,449
Reinvestment of distributions	1,346
Net increase in net assets resulting from capital share transactions	10,525,795
Net increase in net assets	10,836,158
NET ASSETS:
Beginning of period	$–
End of period	$10,836,158

(a)	For the period May 20, 2020, commencement of operations, to July 31, 2020.

36	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

Short Duration High Yield Fund
For the Period Ended
INCREASE IN NET ASSETS	July 31, 2020(a)
Operations:
Net investment income	$77,762
Net realized gain (loss) on investments, forward foreign currency exchange contracts and foreign currency related transactions	26,058
Net change in unrealized appreciation/depreciation on investments, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	290,046
Net increase in net assets resulting from operations	393,866
Distributions to shareholders:
Class A	(25,478)
Class C	(7,256)
Class F	(41,437)
Class F3	(174)
Class I	(8,621)
Class R3	(158)
Class R4	(165)
Class R5	(172)
Class R6	(1,046)
Total distributions to shareholders	(84,507)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	5,215,134
Reinvestment of distributions	3,156
Cost of shares reacquired	(5,200)
Net increase in net assets resulting from capital share transactions	5,213,090
Net increase in net assets	5,522,449
NET ASSETS:
Beginning of period	$–
End of period	$5,522,449

(a)	For the period April 22, 2020, commencement of operations, to July 31, 2020.

See Notes to Financial Statements.	37

Financial Highlights

CLIMATE FOCUSED BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)(b)	Net realized and unrealized gain (loss)(b)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class A
5/20/2020 to 7/31/2020(g)	$10.00	$0.03	$0.31	$0.34	$(0.04)	$10.30
Class C
5/20/2020 to 7/31/2020(g)	10.00	0.01	0.31	0.32	(0.02)	10.30
Class F
5/20/2020 to 7/31/2020(g)	10.00	0.03	0.31	0.34	(0.04)	10.30
Class F3
5/20/2020 to 7/31/2020(g)	10.00	0.03	0.31	0.34	(0.04)	10.30
Class I
5/20/2020 to 7/31/2020(g)	10.00	0.03	0.31	0.34	(0.04)	10.30
Class R3
5/20/2020 to 7/31/2020(g)	10.00	0.02	0.31	0.33	(0.03)	10.30
Class R4
5/20/2020 to 7/31/2020(g)	10.00	0.02	0.32	0.34	(0.04)	10.30
Class R5
5/20/2020 to 7/31/2020(g)	10.00	0.03	0.31	0.34	(0.04)	10.30
Class R6
5/20/2020 to 7/31/2020(g)	10.00	0.03	0.31	0.34	(0.04)	10.30

(a)	Calculated based on average shares outstanding during the period.
(b)	Net investment income and net realized and unrealized gain (loss) amounted to less than $.01 for the period 5/20/2020 through 5/28/2020.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Total return for the period 5/28/2020 through 7/31/2020 was 3.47% for Class A, 3.32% for Class C, 3.52% for Class F, 3.53% for Class F3, 3.52% for Class I, 3.41% for Class R3, 3.46% for Class R4, 3.51% for Class R5, and 3.53% for Class R6.
(f)	Annualized.
(g)	Commencement of operations was on 5/20/2020, SEC effective date and date shares first became available to the public was 5/28/2020.

38	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(c)(d)(e)	Total expenses after waivers and/or reim- bursements (%)(f)	Total expenses (%)(f)	Net invest- ment income (%)(f)	Net assets, end of period (000)	Portfolio turnover rate (%)(d)
3.37	0.65	3.04	1.28	$3,521	17
3.21	1.45	3.84	0.49	622	17
3.41	0.45	2.93	1.46	3,089	17
3.43	0.38	2.63	1.53	129	17
3.41	0.45	2.85	1.46	3,089	17
3.31	0.95	3.33	0.98	26	17
3.36	0.70	3.08	1.24	26	17
3.41	0.45	2.83	1.49	26	17
3.43	0.38	2.63	1.53	309	17

See Notes to Financial Statements.	39

Financial Highlights (concluded)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)(b)	Net realized and unrealized gain (loss)(b)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class A
4/22/2020 to 7/31/2020(g)	$10.00	$0.15	$0.63	$0.78	$(0.17)	$10.61
Class C
4/22/2020 to 7/31/2020(g)	10.00	0.13	0.62	0.75	(0.14)	10.61
Class F
4/22/2020 to 7/31/2020(g)	10.00	0.16	0.62	0.78	(0.17)	10.61
Class F3
4/22/2020 to 7/31/2020(g)	10.00	0.16	0.62	0.78	(0.17)	10.61
Class I
4/22/2020 to 7/31/2020(g)	10.00	0.16	0.62	0.78	(0.17)	10.61
Class R3
4/22/2020 to 7/31/2020(g)	10.00	0.15	0.63	0.78	(0.16)	10.62
Class R4
4/22/2020 to 7/31/2020(g)	10.00	0.15	0.63	0.78	(0.16)	10.62
Class R5
4/22/2020 to 7/31/2020(g)	10.00	0.16	0.62	0.78	(0.17)	10.61
Class R6
4/22/2020 to 7/31/2020(g)	10.00	0.16	0.62	0.78	(0.17)	10.61

(a)	Calculated based on average shares outstanding during the period.
(b)	Net investment income and net realized and unrealized gain (loss) amounted to less than $.01 for the period 4/22/2020 through 4/30/2020.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Total return for the period 4/30/2020 through 7/31/2020 was 7.56% for Class A, 7.34% for Class C, 7.61% for Class F, 7.63% for Class F3, 7.61% for Class I, 7.48% for Class R3, 7.54% for Class R4, 7.61% for Class R5, and 7.63% for Class R6.
(f)	Annualized.
(g)	Commencement of operations was on 4/22/2020, SEC effective date and date shares first became available to the public was 4/30/2020.

40	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(c)(d)(e)	Total expenses after waivers and/or reim- bursements (%)(f)	Total expenses (%)(f)	Net invest- ment income (%)(f)	Net assets, end of period (000)	Portfolio turnover rate (%)(d)
7.81	0.71	3.95	5.45	$1,727	27
7.58	1.51	4.74	4.64	584	27
7.87	0.51	3.84	5.65	2,574	27
7.89	0.44	3.66	5.72	11	27
7.87	0.51	3.77	5.65	531	27
7.72	1.01	4.21	5.15	11	27
7.79	0.76	3.96	5.40	11	27
7.86	0.51	3.71	5.65	11	27
7.89	0.44	3.69	5.73	64	27

See Notes to Financial Statements.	41

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”), formerly Lord Abbett Equity Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory Trust on May 1, 2001. The Trust currently consists of the following two funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes at July 31, 2020:

Funds	Classes
Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

The Short Duration High Yield Fund commenced operations on April 22, 2020 and the Climate Focused Bond Fund commenced operations on May 20, 2020.

Climate Focused Bond Fund’s investment objective is total return. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Effective June 30, 2020, Class C shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The first conversion of Class C to A shares under this new policy took place on July 25, 2020 for all Class C shares that were held for more than eight years as of June 30, 2020.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures

Notes to Financial Statements (continued)

allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Financial Statements (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear their class-specific share of shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Funds’ Statements of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Funds’ Statements of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase

Notes to Financial Statements (continued)

securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Financial Statements (continued)

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments, if any, on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of July 31, 2020, the Funds did not have unfunded loan commitments.

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rate:

Notes to Financial Statements (continued)

Climate Focused Bond Fund

First $1 billion	.35%
Over $1 billion	.30%

Short Duration High Yield Fund

First $1 billion	.45%
Over $1 billion	.40%

For the period ended July 31, 2020, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective
Management Fee
Climate Focused Bond Fund	.00%
Short Duration High Yield Fund	.00%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived $400 of each Fund’s Fund Administration fee during the period ended July 31, 2020.

For the period ended July 31, 2020 and continuing through November 30, 2021, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Classes
	A, C, F, I,
Fund	R3, R4 and R5	F3 and R6
Climate Focused Bond Fund	.45%	.38%
Short Duration High Yield Fund	.51%	.44%

All contractual fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class R3	Class R4
Service	.15%	.25%	–	.25%	.25%
Distribution	.05%	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The 12b-1 fee each Fund pays on Class C shares is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.
(2)	For the period ended July 31, 2020 and continuing through November 30, 2021, Lord Abbett Distributor has contractually agreed to waive each Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Funds’ Board of Trustees.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received no commissions on sales of shares of the Funds for the period ended July 31, 2020.

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the period ended July 31, 2020 was as follows:

	Climate Focused	Short Duration
	Bond Fund	High Yield Fund
	7/31/2020	7/31/2020
Distributions paid from:
Ordinary income	$39,970	$84,507
Total distributions paid	$39,970	$84,507

As of July 31, 2020, the components of accumulated gains on a tax-basis were as follows:

	Climate Focused	Short Duration
	Bond Fund	High Yield Fund
Undistributed ordinary income – net	$28,945	$21,429
Total undistributed earnings	28,945	21,429
Capital loss carryforwards*	(230,279)	–
Temporary differences	(26)	–
Unrealized gains – net	517,535	293,229
Total accumulated gains – net	$316,175	$314,658

*	The capital losses will carryforward indefinitely.

As of July 31, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Notes to Financial Statements (continued)

	Climate Focused	Short Duration
	Bond Fund	High Yield Fund
Tax Cost	$10,140,859	$5,094,356
Gross unrealized gain	838,380	310,586
Gross unrealized loss	(323,111)	(17,537)
Net unrealized security gain	$515,269	$293,049

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities and other financial instruments.

Permanent items identified during the period ended July 31, 2020 have been reclassified among the components of net assets based on their tax-basis treatment as follows:

	Total Distributable
	Earnings (loss	)	Paid-in Capital
Climate Focused Bond Fund	$5,812		$(5,812)
Short Duration High Yield Fund	5,299		(5,299)

The permanent differences are primarily attributable to tax treatment of certain expenses.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended July 31, 2020 were as follows:

	Purchases	Sales
Climate Focused Bond Fund	$11,610,294	$1,764,915
Short Duration High Yield Fund	6,444,939	1,387,796

There were no purchases or sales of U.S. Government securities for the period ended July 31, 2020.

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended July 31, 2020 the Funds did not engage in cross- trades purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the period ended July 31, 2020 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Climate Focused Bond Fund entered into futures contracts for the period ended July 31, 2020 (as described in note 2(h)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk

Notes to Financial Statements (continued)

to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of July 31, 2020, the Funds had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

	Climate Focused Bond Fund
		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$8,332
Futures Contracts(2)	$11,123	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$299,607
Futures Contracts(2)	$23,285	–

Short Duration High Yield Fund
Foreign
Currency
Liability Derivatives	Contracts
Forward Foreign Currency Exchange Contract(3)	$8,608

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative investments for the period ended July 31, 2020 were as follows:

	Climate Focused Bond Fund
		Foreign
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(11,286)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)	–	$(291,275)
Futures Contracts(3)	$(12,162)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(4)	–	$4,372,044
Futures Contracts(5)	20	–

Notes to Financial Statements (continued)

Short Duration High Yield Fund
Foreign
Currency
Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$(6,762)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)	$(8,608)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(4)	$217,166

*	Calculated based on the number of contracts or notional amounts for the period ended July 31, 2020.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(4)	Amount represents notional amounts in U.S. dollars.
(5)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

	Climate Focused Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$8,332	$–	$8,332
Repurchase Agreement	494,272	–	494,272
Total	$502,604	$–	$502,604

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$494,272	$–	$–	$(494,272)	$–
State Street Bank and Trust	8,332	(8,332)	–	–	–
Total	$502,604	$(8,332)	$–	$(494,272)	$–

Notes to Financial Statements (continued)

		Climate Focused Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$299,607	$–	$299,607
Total	$299,607	$–	$299,607

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
State Street Bank and Trust	$297,286	$(8,332)	$(280,000)	$–	$ 8,954
Toronto Dominion Bank	2,321	–	–	–	2,321
Total	$299,607	$(8,332)	$(280,000)	$–	$11,275

		Short Duration High Yield Fund
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$8,608	$–	$8,608
Total	$8,608	$–	$8,608

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
State Street Bank and Trust	$8,608	$–	$–	$–	$8,608
Total	$8,608	$–	$–	$–	$8,608

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of July 31, 2020.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of July 31, 2020.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

Effective August 6, 2020, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered a line of credit facility with State Street Bank and Trust Company (“SSB”) for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 6, 2020, the Participating Funds entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas SSB participated as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Bilateral Facility and Syndicated Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the period ended July 31, 2020, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Funds, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the period ended July 31, 2020, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trusts’ custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

Effective September 8, 2020, the Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered

Notes to Financial Statements (continued)

to the Fund on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the funds are required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Funds’ agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Fund.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior and/or subsequent to the end of 2021.

High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Climate Focused Bond Fund is subject to the risk that its climate-focused investment strategy may select or exclude securities of certain issuers for reasons other than investment performance considerations and that the Fund may underperform funds that do not utilize a climate-focused investment strategy. Certain climate-focused investments may be dependent on government policies and subsidies, which are subject to change or elimination. There can be no assurance that the operations of a given issuer in which the Fund invests will in fact have a positive impact on the

Notes to Financial Statements (continued)

climate. Successful application of the Fund’s climate-focused investment strategy will depend on Lord Abbett’s skill in properly identifying and analyzing material climate-related issues and related business practices, and there can be no assurance that the strategy or techniques employed will be successful.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

Each Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to each Fund’s investment exposure to foreign companies and American Depositary Receipts, each Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and

Notes to Financial Statements (continued)

the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. Each Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. The loans in which the Short Duration High Yield Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Short Duration High Yield Fund may also invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. Should a loan held by the Fund begin to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors can affect each Fund’s performance.

Notes to Financial Statements (continued)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		For the
		Period Ended
Climate Focused Bond Fund		July 31, 2020(a	)
Class A Shares	Shares	Amount
Shares Sold	341,744	$3,420,449
Reinvestment of distributions	111	1,132
Increase	341,855	$3,421,581
Class C Shares
Shares sold	60,394	$604,000
Reinvestment of distributions	21	214
Increase	60,415	$604,214
Class F Shares
Shares sold	300,000	$3,000,000
Increase	300,000	$3,000,000
Class F3 Shares
Shares sold	12,500	$125,000
Increase	12,500	$125,000

Class I Shares	Shares	Amount
Shares sold	300,000	$3,000,000
Increase	300,000	$3,000,000
Class R3 Shares
Shares sold	2,500	$25,000
Increase	2,500	$25,000
Class R4 Shares
Shares sold	2,500	$25,000
Increase	2,500	$25,000
Class R5 Shares
Shares sold	2,500	$25,000
Increase	2,500	$25,000
Class R6 Shares
Shares sold	30,000	$300,000
Increase	30,000	$300,000

		For the
		Period Ended
Short Duration High Yield Fund		July 31, 2020(b	)
Class A Shares	Shares	Amount
Shares Sold	162,642	$1,632,316
Reinvestment of distributions	123	1,260
Shares reacquired	(18)	(187)
Increase	162,747	$1,633,389

Notes to Financial Statements (concluded)

			For the
			Period Ended
Short Duration High Yield Fund			July 31, 2020(b )
Class C Shares	Shares		Amount
Shares sold	55,469		$557,500
Reinvestment of distributions	22		226
Shares reacquired	(497)		(5,010)
Increase	54,994		$552,716
Class F Shares
Shares sold	242,417		$2,425,318
Reinvestment of distributions	134		1,349
Shares reacquired	–	(c)	(3)
Increase	242,551		$2,426,664
Class F3 Shares
Shares sold	1,000		$10,000
Reinvestment of distributions	1		5
Increase	1,001		$10,005
Class I Shares
Shares sold	50,000		$500,000
Reinvestment of distributions	27		268
Increase	50,027		$500,268

Class R3 Shares	Shares		Amount
Shares sold	1,000		$10,000
Reinvestment of distributions	–	(c)	5
Increase	1,000		$10,005
Class R4 Shares
Shares sold	1,000		$10,000
Reinvestment of distributions	–	(c)	5
Increase	1,000		$10,005
Class R5 Shares
Shares sold	1,000		$10,000
Reinvestment of distributions	1		5
Increase	1,001		$10,005
Class R6 Shares
Shares sold	6,000		$60,000
Reinvestment of distributions	3		33
Increase	6,003		$60,033

(a)	For the period May 20, 2020 (commencement of operations) to July 31, 2020.
(b)	For the period April 22, 2020 (commencement of operations) to July 31, 2020.
(c)	Amount less than 1 share.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Lord Abbett Trust I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Short Duration High Yield Fund and Lord Abbett Climate Focused Bond Fund, two of the funds constituting the Lord Abbett Trust I (the “Trust”), as of July 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the two funds constituting the Trust as of July 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting	Statement of	Statement of	Financial
Lord Abbett Trust I	Operations	Changes in Net Assets	Highlights
Lord Abbett Short Duration High Yield Fund	For the period April 22, 2020 (commencement of operations) to July 31, 2020
Lord Abbett Climate Focused Bond Fund	For the period May 20, 2020 (commencement of operations) to July 31, 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

New York, New York

September 23, 2020

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the state of organization. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the investment adviser. Generally, each Board member holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Board Members

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Fund as defined in the Act. Mr. Sieg is a board member of each of the 14 investment companies in the Lord Abbett Family of Funds, which consist of 59 investment portfolios. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Board member since 2016; President and Chief Executive Officer since 2018	Principal Occupation: Managing Partner (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994. Other Directorships: None.

Independent Board Members

The following Independent Board Members also are board members of each of the 14 investment companies in the Lord Abbett Family of Funds, which consist of 59 investment portfolios.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Board member since 2011	Principal Occupation: None. Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Board member since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Board member since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None.

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Board member since 2012	Principal Occupation: Independent management advisor and consultant (since 2012). Other Directorships: Blyth, Inc., a home products company (2004 – 2015).

Charles O. Prince Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1950)	Board member since 2019	Principal Occupation: None. Formerly Chairman and Chief Executive Officer, Citigroup, Inc. (Retired 2007).

Other Directorships: Currently serves as director of Johnson & Johnson (2006 – Present). Previously served as director of Xerox Corporation (2008 – 2018).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Board member since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003 – 2017); President of Wells Fargo Funds (2003 – 2016). Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Board member since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Board member since 2006; Chairman since 2017	Principal Occupation: Chairman of Tullis Health Investors – FL LLC (since 2018); CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (1990 - 2016).

Other Directorships: Currently serves as director of Crane Co. (since 1998), Alphatec Spine (since 2018), electroCore, Inc. (since 2018), and Exagen Inc. (since 2019).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected as President and Chief Executive Officer in 2018	Managing Partner of Lord Abbett (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994.

Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014.

Pamela P. Chen (1978)	Vice President, Assistant Secretary and Privacy Officer	Elected as Vice President and Assistant Secretary in 2018 and Privacy Officer in 2019	Associate General Counsel, joined Lord Abbett in 2017 and was formerly Special Counsel at Schulte, Roth & Zabel LLP (2005 – 2017).

John T. Fitzgerald (1975)	Vice President and Assistant Secretary	Elected in 2018	Deputy General Counsel, joined Lord Abbett in 2018 and was formerly Deputy Head of U.S. Funds Legal, Executive Director and Assistant General Counsel at JPMorgan Chase (2005 – 2018).

Vito A. Fronda (1969)	Chief Financial Officer and Treasurer	Elected as Chief Financial Officer in 2020 and Treasurer in 2018	Partner and Director of U.S. Fund Treasury & Global Taxation, joined Lord Abbett in 2003.

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014.

Amanda S. Ryan (1978)	Vice President and Assistant Secretary	Elected in 2018	Counsel, joined Lord Abbett in 2016 and was formerly a Director and Corporate Counsel at PGIM Investments (2012 – 2016).

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Lawrence B. Stoller (1963)	Vice President, Secretary and Chief Legal Officer	Elected as Vice President and Secretary in 2007 and Chief Legal Officer in 2019	Partner and General Counsel, joined Lord Abbett in 2007.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Fund’s Board members. It is available free upon request.

Approval of Advisory Contract

At the initial organizational meeting for the Climate Focused Bond Fund and Short Duration High Yield Fund, the Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether to approve the proposed management agreement between each Fund and Lord Abbett (the “Agreement”). The Board reviewed materials relating specifically to the Agreement before and at the meeting and before making its decision, the Board had the opportunity to ask questions and request further information. The Board also took into account its knowledge of Lord Abbett gained through its meetings and discussions.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund (estimated where appropriate for the Fund) and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics (the “expense peer group”); (2) information provided by Lord Abbett on the estimated expense ratios, management fee rates, and other expense components for the Fund; and (3) information regarding the investment strategies and risks of the Fund and the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services to be provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services to be provided to each Fund and currently provided to other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. With respect to the Climate Focused Bond Fund, the Board considered information about the incorporation of environmental, social and governance factors into the Fund’s investment process. In addition, the Board considered its experience with other funds advised by Lord Abbett. After reviewing these and related factors, the Board concluded that each Fund was likely to benefit from the nature, extent and quality of the investment services to be provided by Lord Abbett under the Agreement.

Investment Performance. Because each Fund had not yet begun operations, each Fund did not have any investment performance to review. The Board considered Lord Abbett’s performance and reputation generally and the performance of other Lord Abbett-managed funds overseen by the Board.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to each Fund, in light of its investment objective and discipline, and other services to be provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services to be performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Approval of Advisory Contract (continued)

Expenses. The Board considered the estimated expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of each Fund’s expense peer group. It also considered how each Fund’s estimated expense level related to those of the expense peer group and the amount and nature of the fees to be paid by shareholders. As to each Fund, the Board observed that the estimated net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the estimated expense level of each Fund was reasonable and supported the approval of the Agreement.

Profitability. Because each Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing each Fund. The Board did consider that Lord Abbett would be subsidizing each Fund for the near future. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s overall profitability was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. With respect to each Fund, the Board concluded that the existence of a contractual breakpoint in the proposed management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees to be paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett will receive from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits expected to be enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business could also benefit the Funds. The Board also noted that Lord Abbett, as will be disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett may receive as a result of client brokerage transactions.

Conclusion. After considering all of the relevant factors, the Board unanimously found that approval of the Agreement was in the best interests of each Fund and voted unanimously to approve the Agreement. In considering whether to approve the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

Tax Information (unaudited)

For foreign shareholders, the percentages below reflect the portion of net investment income distributions paid by the Funds during the period ended July 31, 2020 that represent interest-related dividends:

Fund Name
Climate Focused Bond Fund	68%
Short Duration High Yield Fund	84%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Trust I
Climate Focused Bond Fund
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Short Duration High Yield Fund	TRUST-I-2 (09/20)

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2020 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2020 and 2019 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2020	2019
Audit Fees {a}	$27,000	$- 0 -
Audit-Related Fees {b}	- 0 -	- 0 -
Total audit and audit-related fees	$27,000	$- 0 -

Tax Fees {c}	14,480	9,200
All Other Fees	- 0 -	- 0 -

Total Fees	$41,480	$9,200

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Consists of fees for assurance and related services reasonably related to the audit of the Registrant’s financial statements, but which are not included in the amount for “Audit Fees.”

{c} Fees for the fiscal year ended July 31, 2020 and 2019 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2020 and 2019 were:

	Fiscal year ended:
	2020	2019
All Other Fees {a}	$259,525	$170,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2020 and 2019 were:

	Fiscal year ended:
	2020	2019
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not Applicable.

Item 13:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT TRUST I

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: September 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: September 23, 2020

By:	/s/Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: September 23, 2020